Consolidated Statement of Stockholders' Equity (Parentheticals)	12 Months Ended
Dec. 31, 2021 shares
Consolidated Statements of Stockholders' Equity
Warrants on a cashless basis	1,257,235
Issuance of common stock in connection with the acquisition of ESS Metron with Held	70,156